Leases - Schedule of Maturity of Operating Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Maturity of Operating Lease Liabilities [Abstract]
2025	¥ 8,618
2026	1,197
2027
Subtotal	9,815
Less imputed interest	240
Total	¥ 9,575	$ 1,312	¥ 14,721